Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Financing Receivables Impaired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Direct Financing Lease, Lease Receivable	¥ 178	¥ 184